Expense Example, No Redemption	Jan. 28, 2026 USD ($)
NAA Allocation Fund | NAA Allocation Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 210
Expense Example, No Redemption, 3 Years	686
Expense Example, No Redemption, 5 Years	1,189
Expense Example, No Redemption, 10 Years	2,571
NAA Allocation Fund | NAA Large Core Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,327
NAA Large Cap Value Fund | NAA Large Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	632
Expense Example, No Redemption, 5 Years	1,102
Expense Example, No Redemption, 10 Years	2,402
NAA Mid Growth Fund | NAA Mid Growth Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	230
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,215
Expense Example, No Redemption, 10 Years	2,605
NAA Opportunity Fund | NAA Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	249
Expense Example, No Redemption, 3 Years	787
Expense Example, No Redemption, 5 Years	1,351
Expense Example, No Redemption, 10 Years	2,888
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	267
Expense Example, No Redemption, 3 Years	835
Expense Example, No Redemption, 5 Years	1,429
Expense Example, No Redemption, 10 Years	3,038
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,327
NAA World Equity Income Fund | NAA World Equity Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	696
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	$ 2,672